Organization and Description of Business (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Nov. 22, 2018 USD ($)	Nov. 22, 2018 CNY (¥)	Dec. 31, 2018	Nov. 30, 2015 USD ($)	Oct. 31, 1992 USD ($)
Taizhou Fuling Plastics Co., Ltd. [Member]
Organization and Description of Business (Textual)
Ownership interest percentage			100.00%
Registered capital				$ 21,360	$ 510
Domo Industry Inc. [Member]
Organization and Description of Business (Textual)
Ownership interest percentage			49.00%
Third Party [Member]
Organization and Description of Business (Textual)
Total cash consideration	$ 5,800	¥ 40.2